LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of the undiscounted future minimum payments under the Group's operating lease liabilities and reconciliation to the operating lease liabilities recognized on the condensed consolidated balance sheet

	As of December 31, 2023
	RMB	US$

	(in thousands)
2024	1,985	280
2025	1,644	232
2026	508	72
Total lease payments	4,137	584
Less: Imputed interest	(277)	(41)
Present value of lease liabilities	3,860	543